Employee Benefit Plans (Schedule Of Assumptions Used In Determining Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	28.00%
Certificates of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Defined Benefit Plan, Actual Plan Asset Allocations		0.00%	72.00%